Operating Leases - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Carrying value of vessel	$ 3,180,952	$ 3,271,379
Weighted average lease term	5 years 7 months 6 days
Weighted average discount rate, percent	5.50%
Hilli
Lessor, Lease, Description [Line Items]
Carrying value of vessel	$ 1,226,000